UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

         Report for the Calendar Year or Quarter Ended:
                        March 31, 2004


Check here if Amendment            [ ]:  Amendment Number: ______

This Amendment (Check only one.):  [ ] a restatement.

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

              Name:         Heartland Financial USA, Inc.

              Address:      1398 Central Avenue
                            Dubuque, Iowa 52001


Form 13F file number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:          Paul J. Peckosh

Title:         Senior Vice President

Phone:         563-589-2000

Signature, Place, and Date of Signing:


/s/ Paul Peckosh
_______________________________
Dubuque, Iowa
May 5, 2004


Report Type (Check only one.):

[ ]   13F HOLDINGS REPORT.  (Check here if all holdings of  this reporting manager are reported in this report.)

[X]   13F NOTICE. (Check here if no holdings reported of this
reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion  of  the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers:

No.  Form 13F File Number          Name

01   28-________________      Dubuque Bank and Trust Company